Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	10.60%	10.99%	13.40%	(18.40%)	15.18%	5.64%	10.34%	(5.67%)	11.38%	4.23%
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Annual Return [Percent]	18.67%	20.76%	34.92%	(22.47%)	25.02%	20.61%	26.55%	(6.70%)	15.25%	(0.31%)
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	9.39%	10.44%	9.35%	(14.70%)	12.91%	6.00%	7.84%	(5.27%)	9.09%	0.89%